Eaton Vance
Municipal Bond Fund
December 31, 2024
Portfolio of Investments (Unaudited)

Tax-Exempt Mortgage-Backed Securities — 0.4%
Security	Principal Amount (000's omitted)	Value
Housing — 0.4%
California Housing Finance Agency, Municipal Certificates, Series 2021-1, Class A, 3.50%, 11/20/35	$2,984	$ 2,843,978
Total Tax-Exempt Mortgage-Backed Securities (identified cost $2,834,341)		$ 2,843,978

Tax-Exempt Municipal Obligations — 149.9%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 7.9%
Delaware Valley Regional Finance Authority, PA, 5.75%, 7/1/32	$6,500	$ 7,438,925
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	280	307,076
Texas Water Development Board:
4.00%, 10/15/37(1)	4,875	4,895,670
4.00%, 10/15/47(1)	2,900	2,782,956
5.00%, 10/15/47(1)	20,000	21,302,800
5.00%, 4/15/49(1)	10,700	11,108,419
5.00%, 10/15/58	2,000	2,128,340
		$ 49,964,186
Education — 4.9%
District of Columbia, (KIPP DC), 4.00%, 7/1/44	$280	$ 260,030
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/30	5,000	5,554,450
New Jersey Educational Facilities Authority, (Princeton University), 4.00%, 7/1/47(1)	10,000	9,823,200
Tennessee State School Bond Authority, 5.00%, 11/1/52(1)	10,000	10,636,400
University of Texas, 4.125%, 8/15/54	5,000	4,896,150
		$ 31,170,230
Electric Utilities — 7.4%
Austin, TX, Electric Utility Revenue, 5.00%, 11/15/48(1)	$10,000	$ 10,674,000
Douglas County Public Utility District No. 1, WA, 3.00%, 9/1/52	4,665	3,617,568
Orlando Utilities Commission, FL, Utility System Revenue, 5.00%, 10/1/48(1)	10,000	10,651,000
San Antonio, TX, Electric and Gas Systems Revenue, 5.25%, 2/1/46(1)	10,000	10,939,000
Security	Principal Amount (000's omitted)	Value
Electric Utilities (continued)
Seattle, WA, Municipal Light and Power Improvement Revenue, 5.00%, 3/1/53(1)	$9,000	$ 9,577,710
South Carolina Public Service Authority, 5.25%, 12/1/54	1,590	1,709,329
		$ 47,168,607
General Obligations — 32.6%
Aledo Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/53(1)	$9,000	$ 9,484,920
Bastrop Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/53(1)	10,000	10,602,800
Beaverton School District No. 48J, OR, 5.00%, 6/15/52(1)	10,000	10,621,600
California, 5.25%, 9/1/53(1)	10,000	11,081,300
Chicago Board of Education, IL, 5.00%, 12/1/30	4,000	4,110,520
Chicago, IL, 5.00%, 1/1/44	3,000	3,023,400
Clark County Water Reclamation District, NV, 5.00%, 7/1/49(1)	10,000	10,719,200
Denton Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/53(1)	10,000	10,636,800
Houston, TX, 4.125%, 3/1/51	2,665	2,587,848
Illinois:
4.00%, 11/1/38	13,000	12,836,070
5.50%, 5/1/39	810	872,816
5.75%, 5/1/45	830	898,185
Jarrell Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/54	4,000	3,817,440
Katy Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/48(1)	10,000	10,647,000
Klein Independent School District, TX, (PSF Guaranteed), 4.00%, 8/1/48	5,110	4,896,811
Lamar Consolidated Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/58(1)	10,000	10,593,700
Leander Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/52(1)	10,000	10,493,600
Longview Independent School District, TX, 4.00%, 2/15/49(1)	5,000	4,762,950
Massachusetts, 5.00%, 5/1/53(1)	10,000	10,626,000
New Caney Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/53(1)	10,000	10,636,800
New York, NY:
5.25%, 5/1/41(1)	7,100	7,806,095
5.25%, 5/1/42(1)	3,125	3,422,937
Peters Township School District, PA, 5.00%, 9/1/40(1)	3,225	3,407,245
Royse City Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/53(1)	9,000	9,542,520
Spring Independent School District, TX, 5.00%, 8/15/47(1)	11,575	12,442,893

Eaton Vance
Municipal Bond Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Tomball Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/50	$5,625	$ 5,355,112
Ysleta Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/56(1)	10,000	10,530,700
		$ 206,457,262
Hospital — 11.1%
Allen County, OH, (Mercy Health), 4.00%, 8/1/47(1)	$900	$ 852,057
Brevard County Health Facilities Authority, FL, (Health First Obligated Group), 5.00%, 4/1/47	7,500	7,810,350
Chester County Health and Education Facilities Authority, PA, (Main Line Health System), 4.00%, 9/1/50	6,625	6,195,236
Cleveland Health and Educational Facilities Board, TN, (Hamilton Health Care System, Inc.), 4.25%, 8/15/54	5,000	4,816,200
Colorado Health Facilities Authority, (CommonSpirit Health), 5.25%, 11/1/52	4,000	4,257,080
Harris County Health Facilities Development Corp., TX, (Methodist Hospital), 4.05%, 12/1/41(2)	2,500	2,500,000
Maryland Health and Higher Educational Facilities Authority, (MedStar Health), 5.00%, 8/15/42	5,000	5,004,700
Missouri Health and Educational Facilities Authority, (Children's Mercy Hospital), 4.00%, 5/15/48	5,000	4,691,600
New York Dormitory Authority, (Northwell Health Obligated Group), 5.00%, 5/1/52	4,050	4,231,481
Pennsylvania Economic Development Financing Authority, (UPMC), 4.00%, 5/15/53	4,115	3,762,879
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 4.00%, 8/15/42	1,600	1,562,224
South Carolina Jobs-Economic Development Authority, (McLeod Health):
4.25%, 11/1/54	2,000	1,975,980
5.25%, 11/1/54(1)	6,500	7,027,735
South Carolina Jobs-Economic Development Authority, (Novant Health Obligated Group), 4.50%, 11/1/54	5,000	4,982,450
South Dakota Health and Educational Facilities Authority, (Avera Health), 4.25%, 7/1/49	3,000	2,944,110
Tarrant County Cultural Education Facilities Finance Corp., TX, (Baylor Scott & White Health), 5.00%, 11/15/51	3,000	3,155,820
West Virginia Hospital Finance Authority, (West Virginia University Health System Obligated Group), 4.375%, 6/1/53	5,150	4,991,329
		$ 70,761,231
Housing — 8.3%
Nebraska Investment Finance Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 4.55%, 9/1/48	$8,835	$ 8,827,844
Security	Principal Amount (000's omitted)	Value
Housing (continued)
New York City Housing Development Corp., NY:
Sustainable Development Bonds, 4.50%, 8/1/54	$2,500	$ 2,466,675
Sustainable Development Bonds, 4.80%, 2/1/53	5,000	5,051,300
Sustainable Development Bonds, 4.95%, 11/1/58	1,575	1,604,263
New York Mortgage Agency, Social Bonds, 4.55%, 10/1/49	5,000	5,014,300
North Carolina Housing Finance Agency, Social Bonds, (FHLMC), (FNMA), (GNMA), 4.40%, 7/1/46	4,960	4,867,645
Ohio Housing Finance Agency, Social Bonds, (FHLMC), (FNMA), (GNMA), 4.55%, 9/1/49	6,330	6,257,775
Pennsylvania Housing Finance Agency, SFMR, Social Bonds, 5.00%, 10/1/50	3,665	3,735,661
Rhode Island Housing and Mortgage Finance Corp., Social Bonds, (FHLMC), (FNMA), (GNMA), 4.65%, 10/1/53	3,880	3,880,970
Seattle Housing Authority, WA, 3.625%, 12/1/43	1,000	890,740
South Carolina Housing Finance and Development Authority:
4.75%, 1/1/54	1,965	1,970,030
4.95%, 7/1/53	960	971,069
Texas Department of Housing and Community Affairs, (GNMA), 5.125%, 1/1/54	1,810	1,862,961
Wisconsin Housing and Economic Development Authority, Home Ownership Revenue, Social Bonds, (FHLMC), (FNMA), (GNMA), 4.75%, 9/1/50	5,000	5,026,300
		$ 52,427,533
Industrial Development Revenue — 3.6%
Arkansas Development Finance Authority, (United States Steel Corp.), Green Bonds, (AMT), 5.45%, 9/1/52	$4,800	$ 4,952,784
Maricopa County Pollution Control Corp., AZ, (El Paso Electric Co.), 4.50%, 8/1/42	4,840	4,753,461
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 5.00%, 10/1/40	12,610	12,900,786
		$ 22,607,031
Insured - Bond Bank — 0.0%(3)
Puerto Rico Municipal Finance Agency, (AGM), 5.00%, 8/1/27	$325	$ 327,158
		$ 327,158
Insured - Education — 3.7%
Massachusetts College Building Authority, (AGC), 5.50%, 5/1/39	$700	$ 830,823
Massachusetts Development Finance Agency, (Boston University), (AGC), 6.00%, 5/15/59	1,105	1,236,274

Eaton Vance
Municipal Bond Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Education (continued)
Massachusetts Development Finance Agency, (College of the Holy Cross):
(AMBAC), 5.25%, 9/1/32	$15,900	$ 18,103,422
(AMBAC), 5.25%, 9/1/32(1)	750	853,943
University of Oklahoma, (BAM), 4.125%, 7/1/54	2,500	2,500,425
		$ 23,524,887
Insured - Electric Utilities — 4.0%
Cleveland, OH, Public Power System Revenue:
(NPFG), 0.00%, 11/15/27	$2,750	$ 2,481,545
(NPFG), 0.00%, 11/15/38	1,000	525,090
Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.), (AGM), 5.25%, 5/15/53(1)	10,000	10,774,700
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/27	5,000	4,633,250
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	375	369,525
South Carolina Public Service Authority, (AGM), 5.75%, 12/1/52	6,000	6,617,940
		$ 25,402,050
Insured - Escrowed/Prerefunded — 0.2%
Massachusetts College Building Authority, (NPFG), Escrowed to Maturity, 0.00%, 5/1/26	$1,600	$ 1,530,624
		$ 1,530,624
Insured - General Obligations — 5.1%
Cincinnati City School District, OH, (AGM), (FGIC), 5.25%, 12/1/30	$4,500	$ 5,005,260
Erie School District, PA, (AMBAC), 0.00%, 9/1/30	1,000	798,130
Essex County Improvement Authority, NJ, (NPFG), 5.50%, 10/1/30	2,000	2,275,440
Irvington Township, NJ, (AGM), 0.00%, 7/15/26	4,165	3,928,969
Massachusetts, (AMBAC), 5.50%, 8/1/30	1,900	2,128,627
Nassau County, NY, (AGM), 5.00%, 4/1/43(1)	11,665	12,088,789
Plain School District, OH, (NPFG), 0.00%, 12/1/27	2,400	2,136,984
Shaler Area School District, PA, (XLCA), 0.00%, 9/1/33	2,550	1,785,638
Trails at Crowfoot Metropolitan District No. 3, CO, (AGC), 4.25%, 12/1/54	2,500	2,421,750
		$ 32,569,587
Insured - Hospital — 2.1%
California Statewide Communities Development Authority, (Enloe Medical Center), (AGM), 5.375%, 8/15/57	$1,500	$ 1,605,630
Security	Principal Amount (000's omitted)	Value
Insured - Hospital (continued)
Columbia County Hospital Authority, GA, (Wellstar Health System, Inc.), (AGM), 5.00%, 4/1/53	$5,000	$ 5,241,200
West Virginia Hospital Finance Authority, (Vandalia Health), (AGM), 5.50%, 9/1/48	5,000	5,461,700
Westchester County Local Development Corp., NY, (Westchester Medical Center Obligated Group), (AGM), 5.75%, 11/1/49	1,000	1,109,920
		$ 13,418,450
Insured - Lease Revenue/Certificates of Participation — 0.1%
New Jersey Economic Development Authority, (School Facilities Construction), (NPFG), 5.50%, 9/1/28	$500	$ 541,925
		$ 541,925
Insured - Special Tax Revenue — 5.7%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$19,335	$ 11,886,578
Massachusetts, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/29	750	817,830
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, 10/1/39	18,000	20,782,980
New Jersey Economic Development Authority, (Motor Vehicle Surcharges):
(AGC), 0.00%, 7/1/26	420	396,942
(AGC), 0.00%, 7/1/27	1,120	1,018,528
Pennsylvania Turnpike Commission, (AGM), 5.25%, 7/15/30	1,105	1,223,246
		$ 36,126,104
Insured - Transportation — 7.3%
Alameda Corridor Transportation Authority, CA, (AGM), 0.00%, 10/1/53	$6,000	$ 1,557,720
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/39	25,000	12,099,250
New Jersey Turnpike Authority, (AGM), (BHAC), 5.25%, 1/1/29	1,000	1,087,780
New York Transportation Development Corp., (John F. Kennedy Airport Terminal 6 Redevelopment), Green Bonds, (AGC), (AMT), 5.25%, 12/31/54	2,245	2,382,843
Port Palm Beach District, FL:
(XLCA), 0.00%, 9/1/25	1,950	1,894,444
(XLCA), 0.00%, 9/1/26	1,000	931,900
San Joaquin Hills Transportation Corridor Agency, CA, (NPFG), 0.00%, 1/15/25	26,215	26,179,348
		$ 46,133,285

Eaton Vance
Municipal Bond Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Water and Sewer — 2.1%
DeKalb County, GA, Water and Sewerage Revenue, (AGM), 5.25%, 10/1/32(1)	$10,000	$ 10,340,000
Erie Sewer Authority, PA, (AMBAC), 0.00%, 12/1/26	1,920	1,788,710
Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/35	1,000	1,199,920
		$ 13,328,630
Lease Revenue/Certificates of Participation — 1.8%
National Finance Authority, NH, (Centurion BioSquare, Inc.), 5.88%, 12/15/38	$3,750	$ 3,861,300
New Jersey Economic Development Authority, (Portal North Bridge), 5.00%, 11/1/52	7,000	7,324,380
New Jersey Transportation Trust Fund Authority, (Transportation Program), 5.00%, 6/15/38	130	130,073
		$ 11,315,753
Other Revenue — 4.0%
Black Belt Energy Gas District, AL, 5.00% to 11/1/34 (Put Date), 3/1/55	$2,325	$ 2,469,313
Buckeye Tobacco Settlement Financing Authority, OH, 5.00%, 6/1/55	6,400	5,680,320
Main Street Natural Gas, Inc., GA, Gas Supply Revenue:
5.00% to 3/1/30 (Put Date), 7/1/53	5,000	5,263,250
5.00% to 12/1/30 (Put Date), 5/1/54	1,480	1,552,638
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, 5.25% to 8/1/31 (Put Date), 10/1/54	4,520	4,869,080
Tennessee Energy Acquisition Corp., 5.00% to 11/1/31 (Put Date), 5/1/52	5,060	5,351,506
		$ 25,186,107
Senior Living/Life Care — 2.3%
California Public Finance Authority, (Enso Village):
Green Bonds, 3.125%, 5/15/29(4)	$410	$ 399,746
Green Bonds, 5.00%, 11/15/46(4)	605	571,157
Clackamas County Hospital Facility Authority, OR, (Rose Villa), 5.25%, 11/15/50	160	157,101
Franklin County, OH, (Friendship Village of Dublin), 5.00%, 11/15/44	3,275	3,258,461
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 5.00%, 10/1/57(4)	310	297,916
New Hope Cultural Education Facilities Finance Corp., TX, (The Outlook at Windhaven), 6.75%, 10/1/52	4,000	3,887,240
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
North Carolina Medical Care Commission, (Pennybyrn at Maryfield), 5.00%, 10/1/50	$3,500	$ 3,386,530
Orange County Health Facilities Authority, FL, (Presbyterian Retirement Communities Obligated Group), 5.00%, 8/1/54	2,375	2,402,550
		$ 14,360,701
Special Tax Revenue — 17.9%
Dallas Area Rapid Transit, TX, Sales Tax Revenue, 4.00%, 12/1/51	$5,000	$ 4,718,000
District of Columbia, Income Tax Revenue, 5.25%, 5/1/48	4,500	4,892,985
Hobe-St. Lucie Conservancy District, FL, 5.875%, 5/1/55	1,050	1,075,799
Michigan, Trunk Line Revenue, 5.25%, 11/15/49(1)	10,000	11,032,400
New York City Transitional Finance Authority, NY, Future Tax Revenue:
4.00%, 8/1/39(1)	5,000	4,973,750
4.00%, 2/1/43	4,000	3,942,000
5.00%, 11/1/46(1)	5,000	5,349,350
5.00%, 2/1/47	5,000	5,308,100
New York Convention Center Development Corp., Hotel Occupancy Tax, 5.00%, 11/15/45(1)	13,000	13,046,280
New York Dormitory Authority, Personal Income Tax Revenue:
4.00%, 2/15/47	5,000	4,841,250
4.00%, 3/15/47	3,500	3,382,715
New York Dormitory Authority, Sales Tax Revenue, 4.00%, 3/15/46	7,000	6,757,310
New York State Thruway Authority, Personal Income Tax Revenue:
4.00%, 3/15/44	2,000	1,942,360
Green Bonds, 5.00%, 3/15/55(1)	5,000	5,290,600
New York State Urban Development Corp., Personal Income Tax Revenue, 4.00%, 3/15/45(1)	2,800	2,707,824
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	6,000	5,989,140
Triborough Bridge and Tunnel Authority, NY, Payroll Mobility Tax, Green Bonds, 5.25%, 5/15/47(1)	8,850	9,613,843
Triborough Bridge and Tunnel Authority, NY, Sales Tax Revenue, 4.00%, 5/15/48	3,000	2,914,530
Washington Metropolitan Area Transit Authority, D.C.:
Sustainability Bonds, 4.375%, 7/15/59	5,000	5,016,850
Sustainability Bonds, 5.25%, 7/15/53(1)	10,000	10,765,600
		$ 113,560,686

Eaton Vance
Municipal Bond Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation — 16.5%
Atlanta, GA, Airport General Revenue, Green Bonds, 5.00%, 7/1/53(1)	$10,000	$ 10,607,600
Charlotte, NC, (Charlotte Douglas International Airport), 5.00%, 7/1/53(1)	10,000	10,629,700
Chicago, IL, (O'Hare International Airport), 5.00%, 1/1/48	2,830	3,034,156
Denver City and County, CO, Airport System Revenue, (AMT), 5.00%, 11/15/53	3,920	4,044,696
Florida Department of Transportation, Turnpike System Revenue, 5.00%, 7/1/52(1)	16,000	17,084,480
Illinois Toll Highway Authority, 5.00%, 1/1/44(1)	10,000	10,844,900
Los Angeles Department of Airports, CA, (Los Angeles International Airport), Green Bonds, (AMT), 5.00%, 5/15/47	3,145	3,268,158
Louisiana Public Facilities Authority, (I-10 Calcasieu River Bridge Public-Private Partnership), (AMT), 5.50%, 9/1/59	2,125	2,239,750
Massachusetts, (Rail Enhancement Program), Sustainability Bonds, 5.00%, 6/1/53(1)	10,000	10,660,800
Metropolitan Transportation Authority, NY, Green Bonds, 4.75%, 11/15/45	730	745,768
New Jersey Turnpike Authority, 5.25%, 1/1/52	2,500	2,714,300
New York Transportation Development Corp., (John F. Kennedy International Airport New Terminal One), Green Bonds, (AMT), 6.00%, 6/30/54	960	1,027,421
North Texas Tollway Authority:
4.125%, 1/1/39	6,000	6,046,740
5.00%, 1/1/48	7,500	7,597,425
Oklahoma Turnpike Authority, 5.50%, 1/1/53	5,000	5,499,900
Pennsylvania Turnpike Commission:
5.00%, 12/1/53	3,000	3,201,090
5.25%, 12/1/52	2,600	2,808,546
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Segment 3C), (AMT), 5.00%, 6/30/58	2,500	2,536,300
		$ 104,591,730
Water and Sewer — 1.3%
Dallas, TX, Waterworks and Sewer System Revenue, 4.25%, 10/1/51	$4,000	$ 3,982,360
Jefferson County, AL, Sewer Revenue, 5.50%, 10/1/53	790	856,984
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.25%, 6/15/52(1)	3,000	3,243,510
		$ 8,082,854
Total Tax-Exempt Municipal Obligations (identified cost $932,222,846)		$ 950,556,611

Taxable Municipal Obligations — 0.1%
Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation — 0.1%
National Finance Authority, NH, (Centurion BioSquare, Inc.), 9.58%, 12/15/38	$230	$ 226,684
National Finance Authority, NH, (Centurion Foundation), 11.00%, 12/15/38	120	118,394
Total Taxable Municipal Obligations (identified cost $350,000)		$ 345,078
Total Investments — 150.4% (identified cost $935,407,187)		$ 953,745,667
Other Assets, Less Liabilities — (50.4)%		$(319,652,852)
Net Assets — 100.0%		$ 634,092,815
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at December 31, 2024.
(3)	Amount is less than 0.05%.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2024, the aggregate value of these securities is $1,268,819 or 0.2% of the Fund's net assets.
At December 31, 2024, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of total investments, is as follows:
Texas	26.7%
New York	14.0%
Others, representing less than 10% individually	59.3%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At December 31, 2024, 20.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 8.3% of total investments.

Eaton Vance
Municipal Bond Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
BHAC	– Berkshire Hathaway Assurance Corp.
FGIC	– Financial Guaranty Insurance Company

FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
XLCA	– XL Capital Assurance, Inc.

The Fund did not have any open derivative instruments at December 31, 2024.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At December 31, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Mortgage-Backed Securities	$ —	$ 2,843,978	$ —	$ 2,843,978
Tax-Exempt Municipal Obligations	—	950,556,611	—	950,556,611
Taxable Municipal Obligations	—	345,078	—	345,078
Total Investments	$ —	$953,745,667	$ —	$953,745,667
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.